Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Loans and advances to banks	€ 23,592	€ 25,364	€ 35,136
Loans and advances to customers	625,122	593,970
Financial assets	951,934	916,942
Financial Liabilities
Deposits from banks	85,092	78,098	€ 34,826
Customer deposits	617,400	609,517
Debt securities in issue	91,784	82,065
Subordinated loans	16,715	15,805
Financial assets [member]
Financial Assets
Loans and advances to banks	23,635	25,539
Loans and advances to customers	635,657	609,607
Securities at amortised cost	48,323	52,281
Financial assets	707,614	687,427
Financial assets [member] | Carrying amount approximates fair value [member]
Financial Assets
Loans and advances to banks	1,675	2,165
Loans and advances to customers	16,939	17,486
Financial assets	18,614	19,651
Financial assets [member] | Carrying amount [member]
Financial Assets
Loans and advances to banks	23,592	25,364
Loans and advances to customers	625,122	593,970
Securities at amortised cost	48,319	50,587
Financial assets	697,032	669,921
Financial liabilities [member]
Financial Liabilities
Deposits from banks	86,035	78,405
Customer deposits	617,641	609,972
Debt securities in issue	93,085	82,360
Subordinated loans	17,203	16,174
Total	813,964	786,911
Financial liabilities [member] | Carrying amount approximates fair value [member]
Financial Liabilities
Deposits from banks	4,298	3,918
Customer deposits	585,929	580,262
Total	590,227	584,180
Financial liabilities [member] | Carrying amount [member]
Financial Liabilities
Deposits from banks	85,092	78,098
Customer deposits	617,400	609,517
Debt securities in issue	91,784	82,065
Subordinated loans	16,715	15,805
Total	810,990	785,484
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	1
Securities at amortised cost	40,314	49,109
Financial assets	40,316	49,109
Level 1 [member] | Financial liabilities [member]
Financial Liabilities
Debt securities in issue	37,345	51,906
Subordinated loans	12,826	15,013
Total	50,171	66,919
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	6,610	7,763
Loans and advances to customers	18,465	14,595
Securities at amortised cost	7,327	2,550
Financial assets	32,403	24,908
Level 2 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks	75,847	68,473
Customer deposits	20,089	14,007
Debt securities in issue	40,704	24,005
Subordinated loans	4,377	1,161
Total	141,017	107,645
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	15,349	15,611
Loans and advances to customers	600,253	577,526
Securities at amortised cost	681	622
Financial assets	616,282	593,759
Level 3 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks	5,890	6,014
Customer deposits	11,624	15,704
Debt securities in issue	15,036	6,449
Total	€ 32,549	€ 28,167